Taxes (Details 4) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Taxes
Opening balance	$ (5,339)	$ (548)
Recognized in the statement of income for the period	(1,758)	(2,341)
Recognized in shareholders’ equity	(1,727)	(3,238)
Translation adjustment	(395)	(446)
Use of tax loss carryforwards	(1)	(43)
Others	1	19
Closing balance	(9,219)	(6,597)
Deferred tax on profit - Assets	1,198	1,005
Deferred tax on profit - Liabilities	$ (10,417)	$ (7,602)	$ (6,354)